Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FPA Global Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	25.52%	15.76%	29.00%	(17.52%)
FPA Short Duration Government ETF
Prospectus [Line Items]
Annual Return [Percent]	6.84%